Capital commitments	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Capital commitments
Capital commitments
Authorized future capital expenditure for property, plant and equipment by group companies for which contracts had been signed at 31 December 2018 amounted to $8,319 million (2017 $11,340 million). BP has capital commitments amounting to $1,227 million (2017 $1,451 million) in relation to associates. BP’s share of capital commitments of joint ventures amounted to $619 million (2017 $483 million).